Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

October 27, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549
Re:    Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 801 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 802 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of registering a new series of the Trust - Boston Common ESG Impact Emerging Markets Fund (the “Fund”). The Fund will issue one class of shares: Institutional Class.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing would be effective on January 10, 2021. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact Elaine E. Richards at (626) 914-7363.

Sincerely,
/s/ Carl G. Gee
Carl G. Gee, Esq.
Assistant Secretary of the Trust

cc:     Elaine E. Richards, Professionally Managed Portfolios
Domenick Pugliese, Sullivan & Worcester, LLP